UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-07664

BlackRock California Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Investment Quality Municipal Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock California Investment Quality Municipal Trust (RAA)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			LONG-TERM INVESTMENTS—143.1%
			California—125.9%
			California,
A+	$ 700		Ad Valorem Ppty. Tax GO, 4.75%, 3/01/34	03/16 @ 100	$709,772
A+	40		Pub. Impvts. Misc. GO, 5.75%, 3/01/19	09/07 @ 100	40,052
AAA	625		California St. Univ., Coll. & Univ. RB, Ser. C, 5.00%, 11/01/38, MBIA	11/15 @ 100	659,381
AA	500		Carson Pub. Fing. Auth., Pub. Impvts. SA, Ser. A, 5.00%, 9/02/31, RAA	03/17 @ 100	518,840
AAA	500		Chabot-Las Positas Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO,
			5.00%, 8/01/31, AMBAC	08/16 @ 100	530,265
			City of Chula Vista, Indl. Dev. RB,
A+	275		5.00%, 12/01/27, AMT	12/15 @ 102	288,838
A+	320		San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	12/15 @ 102	336,103
NR	1,000		Cnty. of San Bernardino, Pub. Impvts. ST, 5.90%, 9/01/33	09/12 @ 102	1,061,360
Aa2	500		Dept. of Veterans Affairs, St. Hsg. RB, Ser. A-3, 4.60%, 12/01/28	11/11 @ 101	497,110
AAA	75		Edl. Facs. Auth., Student Loans RB, Ser. A, 6.00%, 3/01/16, MBIA, AMT	03/07 @ 100	76,598
			Golden St. Tobacco Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB,
AAA	600	[3]	Ser. B, 5.50%, 6/01/13	N/A	656,304
AAA	400	[3]	Ser. B, 5.625%, 6/01/13	N/A	440,324
A3	1,040		Hlth. Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Cedars Sinai Med. Ctr. Proj.,
			5.00%, 11/15/34	11/15 @ 100	1,072,760
AAA	500		Infrastructure & Econ. Dev. Bank, Misc. RB, Salvation Army Proj., 5.00%, 9/01/27,
			AMBAC	09/16 @ 100	529,655
AAA	500		Las Virgenes Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax RB, Ser. A, 5.00%,
			8/01/28, FSA	08/16 @ 100	531,070
AAA	1,000		Los Angeles Cnty. Cmnty. Facs. Dist. No. 3 ST, Ser. A, 5.50%, 9/01/14, FSA	09/07 @ 102	1,030,070
AAA	510		Los Angeles Dept. of Arpts., Port, Arpt. & Marina RB, Ontario Intl. Proj., Ser. A, 5.00%,
			5/15/26, MBIA, AMT	05/16 @ 100	532,302
AAA	500		Los Angeles Dept. of Wtr. & Pwr., Elec., Pwr. & Lt. RB, 5.00%, 7/01/35, FSA	07/15 @ 100	527,370
B	945		Los Angeles Regl. Arpts. Impvt. Corp., Port, Arpt. & Marina RB, American Airlines, Inc.
			Proj., Ser. B, 7.50%, 12/01/24, AMT	12/12 @ 102	1,088,772
AAA	500		Los Angeles Unified Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. B, 4.75%, 1/01/27, FGIC	07/16 @ 100	516,470
AAA	700		Palm Springs Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Election 2004,
			Ser. A, 4.50%, 8/01/35, FSA	08/14 @ 102	700,000
NR	1,000		Poway Unified Sch. Dist., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6 Proj., 5.60%, 9/01/33	09/10 @ 102	1,031,190
A	500		Pub. Wks. Brd., Correctional Fac. Impvts. Lease Abatement RB, Dept. Corrections Rehab.
			Proj., Ser. H, 5.00%, 11/01/31	11/16 @ 100	523,140
Aaa	500		Rural Home Mtg. Fin. Auth., Local Sngl. Fam. Hsg. RB, 5.40%, 12/01/36, AMT	06/16 @ 104	528,850
AAA	40		Southern California Pub. Pwr. Auth., Elec., Pwr. & Lt. RB, 5.50%, 7/01/20, MBIA	03/07 @ 100	40,056
			Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home RB,
A+	500		Kaiser Hosp. Asset Mgt. Proj., 5.25%, 8/01/31	08/16 @ 100	529,125
A+	500		Kaiser Permanente Proj., Ser. A, 5.00%, 4/01/31	04/17 @ 100	518,120
AAA	500	[3]	Temecula Valley Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. G,
			5.75%, 8/01/07, FGIC	N/A	515,280
AAA	900	[3]	Tobacco Sec. Auth. of Southern California, Misc. Purps. Tobacco Settlement Funded RB,
			Ser. A, 5.625%, 6/01/12	N/A	980,838
AAA	750		Tustin Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax ST, Cmnty. Facs. Dist. 97-1-
			A Proj., 5.00%, 9/01/32, FSA	09/12 @ 100	776,918
AAA	370		West Basin Mun. Wtr. Dist., Lease Non-Terminable COP, Ser. A, 5.50%, 8/01/22,
			AMBAC	08/07 @ 101	376,571
					18,163,504
			Puerto Rico—17.2%
BBB	500		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	517,510
A3	325		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. NN, 5.125%, 7/01/29	07/13 @ 100	339,329
AAA	85		Hwy. & Transp. Auth., Hwy. Tolls RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	99,496
BBB-	700		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G.
			Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	726,894

BlackRock California Investment Quality Municipal Trust (RAA) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			Puerto Rico—(cont'd)
Aaa	$ 745	[3]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	N/A	$803,237
					2,486,466
			Total Long-Term Investments (cost $19,701,729)		20,649,970
	Shares
	(000)
			MONEY MARKET FUNDS—7.3%
NR	700		AIM Tax Free Cash Reserve Portfolio - Institutional Class	N/A	700,000
NR	350		SSgA Tax Free Money Mkt. Fund - Class A	N/A	350,000
			Total Short-Term Investments (cost $1,050,000)		1,050,000
			Total Investments —150.4% (cost $20,751,7294)		$21,699,970
			Other assets in excess of liabilities —1.6%		231,133
			Preferred shares at redemption value, including dividends payable —(52.0)%		(7,504,891)
			Net Assets Applicable to Common Shareholders—100%		$14,426,212

[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Cost for federal income tax purposes is $20,745,538. The net unrealized appreciation on a tax basis is $954,432, consisting of $996,476 gross unrealized appreciation and $42,044 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
AMT	— Subject to Alternative Minimum Tax	RAA	— Radian Asset Assurance
COP	— Certificate of Participation	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	SA	— Special Assessment
FSA	— Financial Security Assurance	ST	— Special Tax
GO	— General Obligation

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock California Investment Quality Municipal Trust, Inc.

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007